Significant Accounting Policies Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 4,508,400	$ 3,683,684
Israel Government Authorities (1,2)
Disaggregation of Revenue [Line Items]
Revenue	1,134,703	685,680
US Government (2)
Disaggregation of Revenue [Line Items]
Revenue	800,345	635,150
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	2,121,164	2,004,947
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	452,188	357,907
Over time
Disaggregation of Revenue [Line Items]
Revenue	3,432,511	3,037,223
Point in time
Disaggregation of Revenue [Line Items]
Revenue	1,075,889	646,461
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	4,146,618	3,352,602
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 361,782	$ 331,082